Financial Instruments and Risk Management (Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 214	$ 95	$ 121	$ 83
Short-term investments and deposits	100	96
Trade receivables	883	778
Other receivables	394	403
Investments at fair value through other comprehensive income	83	111
Other non-current assets	393	286
Short-term debt	(679)	(420)
Trade payables	(740)	(712)
Other payables	(704)	(587)
Long-term debt and debentures	(2,053)	(2,181)
Other non-current liabilities	(98)	(52)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	0	0
Foreign currency and interest derivative designated as economic hedge Current Assets	24	10
Energy and marine transport derivative designated as economic hedge Current Assets		1
Foreign currency and interest derivative designated as Cash Flow hedge Non Current Assets	115	57
Investments at fair value through other comprehensive income Non Current Assets	0	0
Other non-current assets	0	0
Total financial assets	139	68
Short-term debt	0	0
Trade payables	0	0
Other payables	0	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities	0	0
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	139	68
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	53	40
Foreign currency and interest derivative designated as economic hedge Current Assets	0	0
Energy and marine transport derivative designated as economic hedge Current Assets		0
Foreign currency and interest derivative designated as Cash Flow hedge Non Current Assets	0	0
Investments at fair value through other comprehensive income Non Current Assets	83	111
Other non-current assets	0	0
Total financial assets	136	151
Short-term debt	0	0
Trade payables	0	0
Other payables	0	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities	0	0
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	136	151
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	214	95
Short-term investments and deposits	100	96
Trade receivables	883	778
Other receivables	122	105
Investments at fair value through other comprehensive income	0	0
Foreign currency and interest derivative designated as economic hedge Current Assets	0	0
Energy and marine transport derivative designated as economic hedge Current Assets		0
Foreign currency and interest derivative designated as Cash Flow hedge Non Current Assets	0	0
Investments at fair value through other comprehensive income Non Current Assets	0	0
Other non-current assets	8	6
Total financial assets	1,327	1,080
Short-term debt	0	0
Trade payables	0	0
Other payables	0	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0	0
Energy and marine transport derivative designated as economic hedge Current Liabilities	0	0
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0
Other non-current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	1,327	1,080
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	0	0
Foreign currency and interest derivative designated as economic hedge Current Assets	0	0
Energy and marine transport derivative designated as economic hedge Current Assets		0
Foreign currency and interest derivative designated as Cash Flow hedge Non Current Assets	0	0
Investments at fair value through other comprehensive income Non Current Assets	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term debt	0	0
Trade payables	0	0
Other payables	0
Foreign currency and interest derivative designated as economic hedge Current Liabilities	(42)	(5)
Energy and marine transport derivative designated as economic hedge Current Liabilities	(1)	(3)
Long-term debt and debentures	0	0
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities	(13)	(6)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	(28)
Other non-current liabilities	0	0
Total financial liabilities	(84)	(14)
Total financial instruments, net	(84)	(14)
Measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Investments at fair value through other comprehensive income	0	0
Foreign currency and interest derivative designated as economic hedge Current Assets	0	0
Energy and marine transport derivative designated as economic hedge Current Assets		0
Foreign currency and interest derivative designated as Cash Flow hedge Non Current Assets	0	0
Investments at fair value through other comprehensive income Non Current Assets	0	0
Other non-current assets	0	0
Total financial assets	0	0
Short-term debt	(679)	(420)
Trade payables	(740)	(712)
Other payables	(156)	(128)
Foreign currency and interest derivative designated as economic hedge Current Liabilities	0
Energy and marine transport derivative designated as economic hedge Current Liabilities	0
Long-term debt and debentures	(2,053)	(2,181)
Foreign currency and interest derivative designated as economic hedge Non Current Liabilities	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0
Other non-current liabilities	(53)	(38)
Total financial liabilities	(3,681)	(3,479)
Total financial instruments, net	$ (3,681)	$ (3,479)